SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended						3 Months Ended		12 Months Ended
	Oct. 07, 2021	Sep. 28, 2021	Sep. 01, 2021	Aug. 20, 2021	Jul. 26, 2021	Jun. 11, 2021	Mar. 10, 2021	Sep. 30, 2021	Sep. 28, 2021	Aug. 23, 2021	Aug. 19, 2021	Jul. 22, 2021	Jun. 16, 2021	Aug. 31, 2021	Aug. 27, 2021	May 31, 2021	May 31, 2020	Oct. 01, 2021	Sep. 17, 2021
Subsequent Event [Line Items]
Original issue discount														$ 2,394,343		$ 947,873	$ 25,180
Stock Issued During Period, Shares, Acquisitions																65,000
Shares issued for cash, shares				82,500													123,000
[custom:DebtForgivenessIncome]																	$ 93,761
Holder [Member]
Subsequent Event [Line Items]
Principal amount of debt instrument														90,909
Original issue discount														903,588
Repayment of debt														225,000
Existing Franchisee [Member]
Subsequent Event [Line Items]
Shares issued price per share					$ 10.85
Stock Issued During Period, Shares, Acquisitions					6,000
Asset Purchase Agreement [Member] | Ventures LLC [Member]
Subsequent Event [Line Items]
Principal amount of debt instrument														$ 200,000
Warrants issued														187,400
Stock Issued During Period, Shares, Acquisitions														3,749
Asset Purchase Agreement [Member] | LGH Investments LLC [Member]
Subsequent Event [Line Items]
Principal amount of debt instrument														$ 200,000
FirstFire SPA [Member] | FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Original issue discount							$ 56,000
Proceeds from issuance of debt							$ 504,000
Debt conversion price							$ 11.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for cash, shares															42,000
Subsequent Event [Member] | Paycheck Protection Plan [Member]
Subsequent Event [Line Items]
[custom:DebtForgivenessIncome]									$ 40,500
Subsequent Event [Member] | Holder [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt								$ 500,000
Subsequent Event [Member] | FirstFire Global Oppurtunities Fund, LLC [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																		40,000	40,000
Subsequent Event [Member] | Maxim [Member]
Subsequent Event [Line Items]
Restricted shares issued to purchase common stock			82,500
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Existing Franchisee [Member]
Subsequent Event [Line Items]
Shares issued to acquire assets, shares												6,000
Shares issued to acquire assets, value												$ 65,100
Shares issued price per share												$ 10.85
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Simplicity Tracy LLC [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,500
Subsequent Event [Member] | FirstFire SPA [Member] | FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate						12.00%
Debt maturity date						Jun. 10, 2023
Principal amount of debt instrument						$ 1,266,666
Shares issued for commitment fee, shares						11,875
Debt payment terms						the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Debt principal payment						$ 1,266,666
Original issue discount						126,666
Proceeds from issuance of debt						$ 1,140,000
Debt conversion, description						FirstFire Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. FirstFire may convert the FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the FirstFire Note.
Debt conversion price						$ 11.50
Outstanding payment, percentage						125.00%
Warrants issued						593,750
Warrant expiration date						Nov. 01, 2021
Warrant exercise price						$ 10.73
Subsequent Event [Member] | GS SPA [Member] | GS Capital [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate													12.00%
Debt maturity date													Jun. 10, 2023
Principal amount of debt instrument													$ 333,333
Shares issued for commitment fee, shares													3,125
Debt payment terms													the Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021).
Debt principal payment													$ 300,000
Original issue discount													33,333
Proceeds from issuance of debt													$ 300,000
Debt conversion, description													GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.
Debt conversion price													$ 11.50
Outstanding payment, percentage													125.00%
Warrants issued													156,250
Warrant expiration date													Nov. 01, 2021
Warrant exercise price													$ 10.73
Increase in debt													$ 100,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member]
Subsequent Event [Line Items]
Debt payment terms											the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Warrants issued											365,000
Warrant exercise price											$ 13.00
Debt payment terms											the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Repayment of debt											$ 500,000
Restricted shares issued to purchase common stock											20,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance											365,000
Subsequent Event [Member] | Jefferson SPA [Member] | Jefferson [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate										12.00%
Debt maturity date										Aug. 23, 2023
Principal amount of debt instrument										$ 333,333
Shares issued for commitment fee, shares										3,125
Debt principal payment										$ 333,333
Original issue discount										333,333
Proceeds from issuance of debt										$ 300,000
Debt conversion, description										that upon failure to make any payment under the Jefferson Note, the conversion price will be $10.00 per share, as the same may be adjusted as provided in the Jefferson Note. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.
Warrants issued										156,250
Warrant expiration date										Nov. 01, 2021
Warrant exercise price										$ 10.73
Repayment of debt										$ 300,000
Proceeds from equity financing										$ 300,000
Subsequent Event [Member] | Ionic SPA [Member] | Ionic Ventures, LLC [Member] | Ionic Warrant [Member]
Subsequent Event [Line Items]
Warrants issued		729,167							729,167
Warrant exercise price		$ 10.73							$ 10.73
Warrants and Rights Outstanding, Term		3 years							3 years
Subsequent Event [Member] | Ionic SPA [Member] | Ionic Ventures, LLC [Member] | Ionic Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate		12.00%							12.00%
Debt maturity date		Sep. 28, 2023
Principal amount of debt instrument		$ 1,555,555.56							$ 1,555,555.56
Original issue discount		155,555.56							$ 155,555.56
Proceeds from issuance of debt		$ 1,400,000
Debt conversion price		$ 11.50							$ 11.50
Repayment of debt		$ 1,400,000
Shares issued for cash, shares		14,584
Equity Method Investment, Ownership Percentage		4.99%							4.99%
Debt Instrument, Interest Rate During Period		125.00%